Equity in Net Earnings of Affiliates - Narrative (Details) $ in Thousands, shares in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 31, 2015 USD ($) shares	Jun. 30, 2016 USD ($) vessel	Jun. 30, 2015 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2015 vessel
Investments in and Advances to Affiliates [Line Items]
Gain on loss of control				$ 854,000
Golar Partners
Investments in and Advances to Affiliates [Line Items]
Amortization of basis difference		$ 17,100	$ 17,100
Number of common units disposed of | shares	7.2
Net gain on disposal of investments in Golar Partners	$ 32,600	$ 0	$ 32,580
Golar Partners | LNG Carrier
Investments in and Advances to Affiliates [Line Items]
Number of carriers operated by other | vessel		10			10